Segment Information - Segment information about assets, liabilities, and additions to property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Segment Assets	$ 251,657,896	$ 262,670,257
Segment Liabilities	139,962,271	127,997,824
Additions to Property, Plant and Equipment	9,097,397	14,708,016	$ 17,315,387
Reconciliation of segment assets to total assets
Assets	251,657,896	262,670,257
Cash and cash equivalents	46,193,173	32,586,352	51,130,992	$ 25,828,215
Other accounts receivable, net	125,486	339,560
Due from related party	3,293,463	4,630,459
Equity investment in TelevisaUnivision	44,436,697	43,427,638	50,450,949
Property and equipment, net	63,664,261	77,848,576	82,236,399
Investment property, net	2,706,528	2,790,173
Deferred income tax assets	20,630,753	18,203,133
Reconciliation of segment liabilities to total liabilities
Liabilities	139,962,271	127,997,824
Cable
Segment Information
Additions to Property, Plant and Equipment	7,374,382	11,243,950	13,011,456
Reconciliation of segment assets to total assets
Equity method loss recognized in income	32,171	(827)	38,833
Sky
Segment Information
Additions to Property, Plant and Equipment	1,514,062	2,657,041	3,891,684
Other Businesses
Segment Information
Additions to Property, Plant and Equipment		768,182	68,750
Reconciliation of segment assets to total assets
Equity method gain recognized in income	(2,315)	10,050	1,454
Corporate assets
Segment Information
Additions to Property, Plant and Equipment	208,953	38,843
Disposed Operations
Segment Information
Additions to Property, Plant and Equipment		69,616
Content
Segment Information
Additions to Property, Plant and Equipment			273,881
Reconciliation of segment assets to total assets
Equity method gain recognized in income	(212,433)	(4,095,851)	(7,418,536)
Other corporate liabilities
Segment Information
Segment Liabilities	11,424,235	10,840,546
Reconciliation of segment liabilities to total liabilities
Liabilities	11,424,235	10,840,546
Operating segment
Segment Information
Segment Assets	126,885,466	158,281,619	162,661,613
Segment Liabilities	38,161,060	31,271,419	36,629,342
Additions to Property, Plant and Equipment	9,097,397	14,708,016	17,315,387
Reconciliation of segment assets to total assets
Assets	126,885,466	158,281,619	162,661,613
Reconciliation of segment liabilities to total liabilities
Liabilities	38,161,060	31,271,419	36,629,342
Operating segment | Cable
Segment Information
Segment Assets	108,166,544	115,906,063	121,786,224
Segment Liabilities	29,402,556	19,944,547	23,278,943
Reconciliation of segment assets to total assets
Assets	108,166,544	115,906,063	121,786,224
Equity Investments	952,721	844,728
Goodwill	13,344,684	13,794,684
Reconciliation of segment liabilities to total liabilities
Liabilities	29,402,556	19,944,547	23,278,943
Operating segment | Sky
Segment Information
Segment Assets	18,718,922	22,737,294	24,590,186
Segment Liabilities	8,758,504	7,778,956	9,570,547
Reconciliation of segment assets to total assets
Assets	18,718,922	22,737,294	24,590,186
Reconciliation of segment liabilities to total liabilities
Liabilities	8,758,504	7,778,956	9,570,547
Operating segment | Other Businesses
Segment Information
Segment Assets		19,638,262
Segment Liabilities		3,547,916
Reconciliation of segment assets to total assets
Assets		19,638,262
Equity Investments		245,411
Reconciliation of segment liabilities to total liabilities
Liabilities		3,547,916
Operating segment | Content
Segment Information
Segment Assets			16,285,203
Segment Liabilities			3,779,852
Reconciliation of segment assets to total assets
Assets			16,285,203
Reconciliation of segment liabilities to total liabilities
Liabilities			$ 3,779,852
Debt not allocated to segments
Segment Information
Segment Liabilities	90,376,976	85,885,859
Reconciliation of segment liabilities to total liabilities
Liabilities	90,376,976	85,885,859
Other Non Segment
Reconciliation of segment assets to total assets
Equity Investments	2,757,701	2,597,756
Goodwill	110,314	110,314
Corporate, Non-Segment
Reconciliation of segment assets to total assets
Cash and cash equivalents	36,364,456	23,757,692
Other accounts receivable, net	3,827,795	183,982
Income taxes receivable and other recoverable taxes	1,593,254	5,006,836
Due from related party	3,538,497	5,089,608
Equity investment in TelevisaUnivision	43,220,986	42,326,344
Property and equipment, net	2,700,730	2,863,187
Investment property, net	2,706,528	2,478,064
Intangible assets, net	5,013,835	29,774
Deferred income tax assets	6,400,422	4,115,297
Other corporate assets	$ 2,240,507	$ 944,961